Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Cost of revenue	$ 628,092	$ 497,824	$ 1,958,632	$ 1,708,334
Selling, general and administrative expenses	485,831	295,839	1,464,215	1,298,849
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of revenue	46,029	27,234	77,294	40,235
Selling, general and administrative expenses	$ 24,452	$ 22,712	$ 94,981	$ 93,691